Performance Management	Sep. 28, 2026
Adaptive Alpha Opportunities ETF
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	PERFORMANCE INFORMATION
Performance Narrative [Text Block]

The following bar chart and table provide an indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the average annual total returns for the Fund compared to that of a broad-based securities market index. The Fund acquired all of the assets and liabilities of the Adaptive Growth Opportunities Fund, a series of Starboard Investment Trust (the “Trust”), (the “Predecessor Fund”) in a tax-free reorganization on May 7, 2021. In connection with this acquisition, shares of the Predecessor Fund’s Institutional Class shares, Class A shares, and Class C shares were exchanged for Shares. The Predecessor Fund had an investment objective and strategies that were, in all material respects, the same as those of the Fund, and was managed in a manner that, in all material respects, complied with the investment guidelines and restrictions of the Fund. The performance information set forth below reflects the historical performance of the Predecessor Fund shares. Prior to July 31, 2015, the Fund had a different investment advisor. The Fund changed its investment strategy effective June 9, 2023. The performance information set forth below does not reflect the Fund’s current strategy or ETF structure. The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available online at https://etfpages.com/AGOX.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The following bar chart and table provide an indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the average annual total returns for the Fund compared to that of a broad-based securities market index.
Bar Chart [Heading]	Calendar Year Returns
Bar Chart [Table]
Bar Chart Closing [Text Block]

During the periods shown in the bar chart above the Fund’s highest quarterly return was 27.40% (quarter ended June 30, 2020) and lowest quarterly return was -15.95% (quarter ended March 31, 2020). The Fund’s year-to-date return as of June 30, 2026, was 21.82%.

Year to Date Return, Label [Optional Text]	year-to-date return
Bar Chart, Year to Date Return	21.82%
Bar Chart, Year to Date Return, Date	Jun. 30, 2026
Highest Quarterly Return, Label [Optional Text]	highest quarterly return
Highest Quarterly Return	27.40%
Highest Quarterly Return, Date	Jun. 30, 2020
Lowest Quarterly Return, Label [Optional Text]	lowest quarterly return
Lowest Quarterly Return	(15.95%)
Lowest Quarterly Return, Date	Mar. 31, 2020
Performance Table Heading	Average Annual Total Returns Periods Ended December 31, 2025
Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown and are not applicable to investors who hold Shares through tax-deferred arrangements such as a 401(k) plan or an individual retirement account (IRA).
Performance [Table]
Average Annual Total Returns Periods Ended December 31, 2025	Past 1 Year	Past 5 Years	Past 10 Years	Since Inception (9/20/2012)
Adaptive Alpha Opportunities ETF Before taxes After taxes on distributions After taxes on distributions and sale of shares	9.02% 7.63% 5.34%	6.93% 5.89% 5.02%	11.97% 11.06% 9.55%	10.77% 9.94% 8.70%

Average Annual Total Returns Periods Ended December 31, 2025	Past 1 Year	Past 5 Years	Past 10 Years	Since Inception (9/20/2012)
MSCI ACWI Index (reflects no deductions for fees and expenses)	22.87%	11.70%	12.27%	11.22%
Morningstar Moderate Aggressive Target Risk TR Index (reflects no deductions for fees and expenses)	18.45%	7.93%	9.58%	8.90%

Index No Deduction for Fees, Expenses, or Taxes [Text]	(reflects no deductions for fees and expenses)
Performance Table Closing [Text Block]

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown and are not applicable to investors who hold Shares through tax-deferred arrangements such as a 401(k) plan or an individual retirement account (IRA).

Performance Availability Website Address [Text]	https://etfpages.com/AGOX
Adaptive Hedged Multi-Asset Income ETF
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance Information
Performance Narrative [Text Block]

The following bar chart and table provide an indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the average annual total returns compared to that of a broad-based securities market index. The Fund acquired all of the assets and liabilities of the Adaptive Hedged Multi-Asset Income Fund (formerly, Adaptive Hedged Income Fund), a series of Starboard Investment Trust (the “Trust”), (the “Predecessor Fund”) in a tax-free reorganization on November 12, 2021. In connection with this acquisition, shares of the Predecessor Fund’s Institutional Class shares, Class A shares, and Class C shares were exchanged for Shares. The Predecessor Fund had an investment objective and strategies that were, in all material respects, the same as those of the Fund, and was managed in a manner that, in all material respects, complied with the investment guidelines and restrictions of the Fund. The performance information set forth below reflects the historical performance of the Predecessor Fund’s Institutional Class shares. Prior to July 31, 2015, the Fund had a different investment advisor. The Fund changed its investment strategy and removed its sub-adviser effective October 1, 2020. The Fund changed its investment strategy effective June 9, 2023. The performance information set forth below does not reflect the Fund’s current strategy or ETF structure. The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available online at https://etfpages.com/AMAX.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The following bar chart and table provide an indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the average annual total returns compared to that of a broad-based securities market index.
Bar Chart [Heading]	Calendar Year Returns
Bar Chart [Table]
Bar Chart Closing [Text Block]

During the periods shown in the bar chart above, the Fund’s highest quarterly return was 8.96% (quarter ended June 30, 2025), and the Fund’s lowest quarterly return was -7.56% (quarter ended March 31, 2020). The Fund’s year-to-date return as of June 30, 2026, was 0.64%.

Year to Date Return, Label [Optional Text]	year-to-date return
Bar Chart, Year to Date Return	0.64%
Bar Chart, Year to Date Return, Date	Jun. 30, 2026
Highest Quarterly Return, Label [Optional Text]	highest quarterly return
Highest Quarterly Return	8.96%
Highest Quarterly Return, Date	Jun. 30, 2025
Lowest Quarterly Return, Label [Optional Text]	lowest quarterly return
Lowest Quarterly Return	(7.56%)
Lowest Quarterly Return, Date	Mar. 31, 2020
Performance Table Heading	Average Annual Total Returns Periods Ended December 31, 2025
Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown and are not applicable to investors who hold Shares through tax-deferred arrangements such as a 401(k) plan or an individual retirement account (IRA).
Performance [Table]
Average Annual Total Returns Periods Ended December 31, 2025	Past 1 Year	Past 5 Years	Past 10 Years	Since Inception (10/02/2009)
Adaptive Hedged Multi-Asset Income ETF Before taxes After taxes on distributions After taxes on distributions and sale of shares	11.48% 7.38% 6.69%	2.71% 0.93% 1.49%	3.53% 2.07% 2.29%	2.77% 1.57% 1.75%
Bloomberg Capital U.S. Aggregate Bond Index (reflects no deductions for fees and expenses)	7.30%	-0.36%	2.01%	2.63%

Index No Deduction for Fees, Expenses, or Taxes [Text]	(reflects no deductions for fees and expenses)
Performance Table Closing [Text Block]

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown and are not applicable to investors who hold Shares through tax-deferred arrangements such as a 401(k) plan or an individual retirement account (IRA).

Performance Availability Website Address [Text]	https://etfpages.com/AMAX
RH Tactical Outlook ETF
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	PERFORMANCE INFORMATION
Performance Narrative [Text Block]

The following bar chart and tables provide an indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the average annual total returns for the Fund compared to that of a broad-based securities market index. The Fund acquired all of the assets and liabilities of the Adaptive Tactical Outlook Fund (formerly, Adaptive Tactical Economic Fund), a series of Starboard Investment Trust (the “Trust”), (the “Predecessor Fund”) in a tax-free reorganization on November 5, 2021. In connection with this acquisition, shares of the Predecessor Fund’s Institutional Class shares, Class A shares, and Class C shares were exchanged for Shares. The Predecessor Fund had an investment objective and strategies that were, in all material respects, the same as those of the Fund, and was managed in a manner that, in all material respects, complied with the investment guidelines and restrictions of the Fund. The performance information set forth below reflects the historical performance of the Predecessor Fund’s Institutional Class shares. Prior to July 31, 2015, the Fund had a different investment advisor. The Fund changed its investment strategy effective June 9, 2023. The performance information set forth below does not reflect the Fund’s current strategy or ETF structure. The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available online at https://etfpages.com/RHTX.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The following bar chart and tables provide an indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the average annual total returns for the Fund compared to that of a broad-based securities market index.
Bar Chart [Heading]	Calendar Year Returns
Bar Chart [Table]
Bar Chart Closing [Text Block]

During the periods shown in the bar chart above, the Fund’s highest quarterly return was 11.55% (quarter ended December 31, 2020), and the Fund’s lowest quarterly return was -20.67% (quarter ended March 31, 2020). The Fund’s year-to-date return as of June 30, 2026, was 6.28%.

Year to Date Return, Label [Optional Text]	year-to-date return
Bar Chart, Year to Date Return	6.28%
Bar Chart, Year to Date Return, Date	Jun. 30, 2026
Highest Quarterly Return, Label [Optional Text]	highest quarterly return
Highest Quarterly Return	11.55%
Highest Quarterly Return, Date	Dec. 31, 2020
Lowest Quarterly Return, Label [Optional Text]	lowest quarterly return
Lowest Quarterly Return	(20.67%)
Lowest Quarterly Return, Date	Mar. 31, 2020
Performance Table Heading	Average Annual Total Returns Periods Ended December 31, 2025
Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown and are not applicable to investors who hold Shares through tax-deferred arrangements such as a 401(k) plan or an individual retirement account (IRA).
Performance [Table]
Average Annual Total Returns Periods Ended December 31, 2025	Past 1 Year	Past 5 Years	Past 10 Years	Since Inception (9/20/2012)
RH Tactical Outlook ETF Before taxes After taxes on distributions After taxes on distributions and sale of shares	14.64% 14.64% 8.66%	7.29% 7.29% 5.73%	7.28% 6.67% 5.59%	7.13% 6.36% 5.45%

Average Annual Total Returns Periods Ended December 31, 2025	Past 1 Year	Past 5 Years	Past 10 Years	Since Inception (9/20/2012)
CRSP US Total Market Index (reflects no deductions for fees and expenses)	15.71%	11.51%	12.39%	--
Morningstar Moderate Aggressive Target Risk TR Index (reflects no deductions for fees and expenses)	18.45%	7.93%	9.58%	8.90%

Performance Table One Class of after Tax Shown [Text]	After-tax returns are shown for only one class of Shares and after-tax returns will vary for other classes.
Index No Deduction for Fees, Expenses, or Taxes [Text]	(reflects no deductions for fees and expenses)
Performance Table Closing [Text Block]

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown and are not applicable to investors who hold Shares through tax-deferred arrangements such as a 401(k) plan or an individual retirement account (IRA). After-tax returns are shown for only one class of Shares and after-tax returns will vary for other classes.

Performance Availability Website Address [Text]	https://etfpages.com/RHTX
Adaptive Tactical Rotation ETF
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance Information
Performance Narrative [Text Block]

The following bar chart and table provide an indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the average annual total returns compared to that of a broad-based securities market index. The Fund acquired all of the assets and liabilities of the Adaptive Tactical Rotation Fund, a series of Starboard Investment Trust (the “Trust”), (the “Predecessor Fund”) in a tax-free reorganization on November 5, 2021. In connection with this acquisition, shares of the Predecessor Fund’s Institutional Class shares, Class A shares, and Class C shares were exchanged for Shares. The Predecessor Fund had an investment objective and strategies that were, in all material respects, the same as those of the Fund, and was managed in a manner that, in all material respects, complied with the investment guidelines and restrictions of the Fund. The performance information set forth below reflects the historical performance of the Predecessor Fund’s Institutional Class shares. Prior to July 31, 2015, the Fund had a different investment advisor. The Fund changed its investment strategy effective October 1, 2022. The Fund changed its investment strategy effective June 9, 2023. The Fund changed its investment strategy effective October 1, 2024. The performance information set forth below does not reflect the Fund’s current strategy or ETF structure. The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available online at https://etfpages.com/RHRX.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The following bar chart and table provide an indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the average annual total returns compared to that of a broad-based securities market index.
Bar Chart [Heading]	Calendar Year Returns
Bar Chart [Table]
Bar Chart Closing [Text Block]

During the periods shown in the bar chart above, the Fund’s highest quarterly return was 12.38% (quarter ended March 31, 2024) and the Fund’s lowest quarterly return was -19.76% (quarter ended March 31, 2020). The Fund’s year-to-date return as of June 30, 2026, was 20.58%.

Year to Date Return, Label [Optional Text]	year-to-date return
Bar Chart, Year to Date Return	20.58%
Bar Chart, Year to Date Return, Date	Jun. 30, 2026
Highest Quarterly Return, Label [Optional Text]	highest quarterly return
Highest Quarterly Return	12.38%
Highest Quarterly Return, Date	Mar. 31, 2024
Lowest Quarterly Return, Label [Optional Text]	lowest quarterly return
Lowest Quarterly Return	(19.76%)
Lowest Quarterly Return, Date	Mar. 31, 2020
Performance Table Heading	Average Annual Total Returns Periods Ended December 31, 2025
Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown and are not applicable to investors who hold Shares through tax-deferred arrangements such as a 401(k) plan or an individual retirement account (IRA).
Performance [Table]
Average Annual Total Returns Periods Ended December 31, 2025	Past 1 Year	Past 5 Years	Past 10 Years	Since Inception (09/20/2012)
Adaptive Tactical Rotation ETF Before taxes After taxes on distributions After taxes on distributions and sale of shares	16.12% 16.12% 9.54%	8.40% 8.40% 6.63%	6.94% 6.49% 5.45%	7.17% 6.38% 5.49%

Average Annual Total Returns Periods Ended December 31, 2025	Past 1 Year	Past 5 Years	Past 10 Years	Since Inception (09/20/2012)
S&P 500 TR Index (reflects no deductions for fees and expenses)	17.88%	14.42%	14.81%	14.40%
Morningstar Moderate Aggressive Target Risk TR Index (reflects no deductions for fees and expenses)	18.45%	7.93%	9.58%	8.90%

Index No Deduction for Fees, Expenses, or Taxes [Text]	(reflects no deductions for fees and expenses)
Performance Table Closing [Text Block]

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown and are not applicable to investors who hold Shares through tax-deferred arrangements such as a 401(k) plan or an individual retirement account (IRA).

Performance Availability Website Address [Text]	https://etfpages.com/RHRX